Schedule of Investments (unaudited)	iShares® U.S. Medical Devices ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 78.2%
Abbott Laboratories	9,493,073	$1,031,422,381
Abiomed Inc.(a)(b)	284,559	70,431,198
AngioDynamics Inc.(a)(b)	241,955	4,681,829
Artivion Inc.(a)(b)	253,531	4,786,665
AtriCure Inc.(a)	288,802	11,800,450
Axogen Inc.(a)(b)	260,409	2,132,750
Axonics Inc.(a)(b)	293,677	16,642,676
Baxter International Inc.	3,143,256	201,891,333
Becton Dickinson and Co.(b)	1,215,173	299,576,600
Boston Scientific Corp.(a)(b)	7,918,361	295,117,314
Butterfly Network Inc.(a)(b)	839,330	2,576,743
Cardiovascular Systems Inc.(a)	254,481	3,654,347
CONMED Corp.(b)	184,228	17,641,673
CryoPort Inc.(a)(b)	308,078	9,544,256
Dexcom Inc.(a)	2,450,188	182,612,512
Edwards Lifesciences Corp.(a)	3,216,190	305,827,507
Enovis Corp.(a)	293,186	16,125,230
Envista Holdings Corp.(a)(b)	1,014,620	39,103,455
Glaukos Corp.(a)	295,339	13,414,297
Globus Medical Inc., Class A(a)(b)	494,777	27,776,781
Heska Corp.(a)(b)	67,330	6,363,358
Hologic Inc.(a)(b)	1,556,913	107,894,071
IDEXX Laboratories Inc.(a)	524,408	183,925,618
Inari Medical Inc.(a)(b)	212,136	14,423,127
Inogen Inc.(a)	128,225	3,100,481
Insulet Corp.(a)(b)	432,949	94,356,905
Integer Holdings Corp.(a)(b)	206,540	14,594,116
Integra LifeSciences Holdings Corp.(a)(b)	446,085	24,101,973
Intuitive Surgical Inc.(a)	1,416,683	284,342,445
iRhythm Technologies Inc.(a)(b)	185,868	20,079,320
LeMaitre Vascular Inc.(b)	120,523	5,489,823
LivaNova PLC(a)(b)	333,437	20,829,809
Masimo Corp.(a)	318,610	41,632,769
Medtronic PLC	7,273,418	652,789,265
Mesa Laboratories Inc.(b)	32,850	6,699,429
Natus Medical Inc.(a)	215,797	7,071,668
Nevro Corp.(a)(b)	220,008	9,642,951
Novocure Ltd.(a)(b)	561,194	39,002,983
NuVasive Inc.(a)(b)	324,695	15,962,006
Omnicell Inc.(a)(b)	276,214	31,419,343
Orthofix Medical Inc.(a)(b)	124,239	2,924,586
Outset Medical Inc.(a)(b)	259,444	3,855,338
Penumbra Inc.(a)(b)	220,991	27,517,799
QuidelOrtho Corp.(a)	312,640	30,382,355
ResMed Inc.	913,177	191,429,295
SeaSpine Holdings Corp.(a)	211,403	1,194,427
Senseonics Holdings Inc.(a)(b)	2,644,883	2,724,229
Security	Shares	Value

Health Care Equipment (continued)
Shockwave Medical Inc.(a)(b)	223,326	$42,693,231
SI-BONE Inc.(a)(b)	172,246	2,273,647
STERIS PLC(b)	625,038	128,851,584
Stryker Corp.	1,366,248	271,787,715
Surmodics Inc.(a)	87,284	3,249,583
Tandem Diabetes Care Inc.(a)	399,096	23,622,492
Teleflex Inc.	292,887	72,006,269
TransMedics Group Inc.(a)(b)	174,573	5,490,321
Varex Imaging Corp.(a)(b)	248,328	5,311,736
ViewRay Inc.(a)(b)	967,501	2,563,878
Zimmer Biomet Holdings Inc.	1,308,273	137,447,161
Zimvie Inc.(a)(b)	130,186	2,084,278
		5,097,891,381
Health Care Supplies — 0.3%
STAAR Surgical Co.(a)(b)	298,318	21,159,696
Life Sciences Tools & Services — 21.3%
Bio-Rad Laboratories Inc., Class A(a)(b)	135,177	66,912,615
Bruker Corp.	623,954	39,159,353
NanoString Technologies Inc.(a)(b)	289,369	3,674,986
Thermo Fisher Scientific Inc.(b)	2,122,386	1,153,049,866
Waters Corp.(a)	376,043	124,462,712
		1,387,259,532
Total Long-Term Investments — 99.8%
(Cost: $6,867,333,328)		6,506,310,609

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	193,549,549	193,530,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	5,410,000	5,410,000
Total Short -Term Investments — 3.1%
(Cost: $198,958,443)		198,940,194
Total Investments in Securities — 102.9%
(Cost: $7,066,291,771)		6,705,250,803
Liabilities in Excess of Other Assets — (2.9)%		(187,141,212)
Net Assets — 100.0%		$6,518,109,591

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Medical Devices ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$149,913,062	$43,608,074	(a)	$—	$75,488	$(66,430)	$193,530,194	193,549,549	$175,963	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,130,000	280,000	(a)	—	—	—	5,410,000	5,410,000	11,424		—
					$75,488	$(66,430)	$198,940,194		$187,387		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	54	09/16/22	$7,005	$74,307
E-Mini Technology Select Sector Index	27	09/16/22	3,466	(184,022)
				$(109,715)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Medical Devices ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,506,310,609	$—	$—	$6,506,310,609
Money Market Funds	198,940,194	—	—	198,940,194
	$6,705,250,803	$—	$—	$6,705,250,803
Derivative financial instruments(a)
Assets
Futures Contracts	$74,307	$—	$—	$74,307
Liabilities
Futures Contracts	(184,022)	—	—	(184,022)
	$(109,715)	$—	$—	$(109,715)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3